Share-based payments - Overview (Details)	1 Months Ended									12 Months Ended
	Dec. 31, 2020 EUR (€) EquityInstruments Y € / shares	Oct. 31, 2020 EquityInstruments Y € / shares	Jun. 30, 2020 EquityInstruments Y € / shares	Apr. 30, 2020 EquityInstruments Y € / shares	Dec. 31, 2019 EUR (€) EquityInstruments Y € / shares	Nov. 30, 2019 EUR (€) EquityInstruments Y € / shares	Jun. 30, 2019 EUR (€) EquityInstruments Y € / shares	Dec. 31, 2018 EUR (€) EquityInstruments Y € / shares	Jun. 30, 2018 EUR (€) EquityInstruments Y € / shares	Dec. 31, 2020 EUR (€) EquityInstruments Y € / shares	Dec. 31, 2019 EUR (€) EquityInstruments € / shares	Dec. 31, 2018 EUR (€) EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments	908,362	196,500	550,090	142,700	921,885	19,800	423,487	861,575	178,900	1,797,652	1,365,172	1,040,475
Average Fair value of options						€ 57.69	€ 63.45	€ 39.85	€ 32.12			€ 39.85
Share price | € / shares	€ 247.40					€ 126.40	€ 123.20	€ 82.20	€ 72.00
Exercise price | € / shares	€ 247.6	€ 200.22	€ 196.15	€ 119.53	€ 135.75	€ 113.49	€ 113.49	€ 86.32	€ 80.82	€ 247.6	€ 135.75	€ 86.32
Expected volatility						44.14%	45.25%	46.19%	45.50%
Average Expected option life (in years) | Y						6.50	8.59	7.83	7.36
Risk-free interest rate						0.05%	0.07%	0.77%	0.72%
Number of share options outstanding in share-based payment arrangement | EquityInstruments	5,365,743				4,358,069			3,536,651		5,365,743	4,358,069	3,536,651	2,862,216
Time period for beneficiaries to choose contractual term	60 days
Total fair value of grant						€ 57.69	€ 63.45	€ 39.85	€ 32.12			€ 39.85
Share options granted (as a percent)	100.00%
Total share based payment expense										€ 84,500,000	€ 39,600,000	€ 19,200,000
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value per share option | € / shares	€ 119.26	74.24	68.01	62.31
Average Fair value of options	€ 84,500,000				€ 41.40					€ 84,500,000	41.40
Share price | € / shares		€ 209.00	€ 183.20	€ 126.50	€ 130.1
Expected volatility	53.00%	44.17%	43.46%	44.44%	43.80%
Average Expected option life (in years) | Y	6.15	4	4	4	4
Risk-free interest rate	0.42%	0.51%	0.43%	0.32%	0.57%
Time period for beneficiaries to choose contractual term	5 years									5 years
Total fair value of grant	€ 84,500,000				€ 41.40					€ 84,500,000	41.40
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value per share option | € / shares	€ 124.67	€ 127.68	€ 105.65	€ 120.63
Average Fair value of options	€ 110,300,000				€ 66.39					€ 110,300,000	66.39
Share price | € / shares		€ 239.20	€ 229.20	€ 205.60	€ 150.7
Expected volatility	53.51%	52.71%	52.19%	64.77%	44.11%
Average Expected option life (in years) | Y	6.68	6.68	6.68	6.68	6.5					6.68
Risk-free interest rate	0.40%	0.34%	0.28%	0.18%	0.24%
Time period for beneficiaries to choose contractual term	10 years									10 years
Total fair value of grant	€ 110,300,000				€ 66.39					€ 110,300,000	€ 66.39